Condensed Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 5,434	$ 5,762
Accounts receivable - trade, net	225,776	171,550
Inventories	88,820	55,428
Other	22,212	19,798
Total current assets	342,242	252,538
FIXED ASSETS, at cost	374,284	373,339
Less: Accumulated depreciation	(117,809)	(108,283)
Net fixed assets	256,475	265,056
NET INVESTMENT IN DIRECT FINANCING LEASES, net of unearned income	165,983	168,438
EQUITY INVESTEES	335,404	343,434
INTANGIBLE ASSETS, net of amortization	108,663	120,175
GOODWILL	325,046	325,046
OTHER ASSETS, net of amortization	28,950	32,048
TOTAL ASSETS	1,562,763	1,506,735
CURRENT LIABILITIES:
Accounts payable - trade	202,332	165,978
Accrued liabilities	42,998	40,736
Total current liabilities	245,330	206,714
SENIOR SECURED CREDIT FACILITIES	406,000	360,000
SENIOR UNSECURED NOTES	250,000	250,000
DEFERRED TAX LIABILITIES	14,247	15,193
OTHER LONG-TERM LIABILITIES	5,723	5,564
COMMITMENTS AND CONTINGENCIES (Note 12)
PARTNERS' CAPITAL:
Common unitholders, 64,615 units issued and outstanding at June 30, 2011 and December 31, 2010, respectively	641,463	669,264
TOTAL LIABILITIES AND PARTNERS' CAPITAL	$ 1,562,763	$ 1,506,735